INCOME TAXES (Details) - CAD ($)	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Canada
Statement Line Items [Line Items]
Loss from operations	$ (4,860,659)	$ (88,405)	$ (73,712)
Statutory income tax rates	26.50%	26.50%	26.50%
Income tax recovery at statutory income tax rates	$ (1,288,075)	$ (23,427)	$ (19,534)
Stock- based compensation expense	913,565	0	0
Other	4,790	0	0
Unrecognized benefit of non-capital losses	369,720	23,427	19,534
Provision for income taxes	0	$ 0	$ 0
United States
Statement Line Items [Line Items]
Loss from operations	$ (5,274)
Statutory income tax rates	26.214%
Income tax recovery at statutory income tax rates	$ (1,383)
Temporary difference, Equipment	(36,285)
Unrecognized benefit of non-capital losses	37,668
Provision for income taxes	$ 0